Shareholder Fees - FidelityManagedRetirementFunds-KComboPRO	Sep. 28, 2024 USD ($)
FidelityManagedRetirementFunds-KComboPRO | Fidelity Managed Retirement 2020 Fund
Shareholder Fees:
(fees paid directly from your investment)	none